                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-07021

                      (Investment Company Act File Number)

                     Federated Investment Series Funds, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 11/30/2005

           Date of Reporting Period: Fiscal year ended 11/30/2005

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Bond Fund

Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

19TH ANNUAL SHAREHOLDER REPORT

November 30, 2005

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$9.09	$9.04	$8.49	$8.72		$8.55
Income From Investment Operations:
Net investment income	0.52	0.53	0.58	0.62	[2]	0.66
Net realized and unrealized gain (loss) on investments	(0.31)	0.08	0.55	(0.25	) [2]	0.19
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.61	1.13	0.37		0.85
Less Distributions:
Distributions from net investment income	(0.51)	(0.56)	(0.58)	(0.60)		(0.68)
Net Asset Value, End of Period	$8.79	$9.09	$9.04	$8.49		$8.72
Total Return [3]	2.36%	6.89%	13.62%	4.43%		10.24%

Ratios to Average Net Assets:
Net expenses [4]	1.06%	1.05%	1.05%	1.06%		1.06%
Net investment income	5.37%	5.81%	6.32%	7.13	% [2]	7.51%
Expense waiver/reimbursement [5]	0.19%	0.17%	0.16%	0.16%		0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$442,294	$395,445	$377,436	$319,597		$232,594
Portfolio turnover	34%	25%	28%	27%		31%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 7.26% to 7.13%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee will be reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$9.12	$9.06	$8.51	$8.74		$8.57
Income From Investment Operations:
Net investment income	0.45	0.46	0.51	0.55	[2]	0.60
Net realized and unrealized gain (loss) on investments	(0.31)	0.08	0.55	(0.25	) [2]	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.54	1.06	0.30		0.78
Less Distributions:
Distributions from net investment income	(0.44)	(0.48)	(0.51)	(0.53)		(0.61)
Net Asset Value, End of Period	$8.82	$9.12	$9.06	$8.51		$8.74
Total Return [3]	1.53%	6.12%	12.69%	3.60%		9.35%

Ratios to Average Net Assets:
Net expenses [4]	1.85%	1.85%	1.85%	1.86%		1.86%
Net investment income	4.57%	5.04%	5.52%	6.33	% [2]	6.70%
Expense waiver/reimbursement [5]	0.15%	0.12%	0.11%	0.11%		0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$353,858	$417,278	$480,042	$426,299		$380,016
Portfolio turnover	34%	25%	28%	27%		31%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee will be reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$9.12	$9.07	$8.52	$8.74		$8.57
Income From Investment Operations:
Net investment income	0.45	0.46	0.51	0.54	[2]	0.60
Net realized and unrealized gain (loss) on investments	(0.31)	0.07	0.55	(0.23	) [2]	0.18
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.53	1.06	0.31		0.78
Less Distributions:
Distributions from net investment income	(0.44)	(0.48)	(0.51)	(0.53)		(0.61)
Net Asset Value, End of Period	$8.82	$9.12	$9.07	$8.52		$8.74
Total Return [3]	1.54%	6.00%	12.68%	3.70%		9.33%

Ratios to Average Net Assets:
Net expenses [4]	1.85%	1.85%	1.85%	1.86%		1.86%
Net investment income	4.57%	5.02%	5.52%	6.33	% [2]	6.70%
Expense waiver/reimbursement [5]	0.15%	0.12%	0.11%	0.11%		0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$90,716	$89,339	$91,905	$77,272		$82,973
Portfolio turnover	34%	25%	28%	27%		31%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 6.46% to 6.33%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee will be reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2005 [1]	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$9.13	$9.07	$8.52	$8.75		$8.57
Income From Investment Operations:
Net investment income	0.52	0.53	0.57	0.61	[2]	0.66
Net realized and unrealized gain (loss) on investments	(0.31)	0.08	0.55	(0.24	) [2]	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.21	0.61	1.12	0.37		0.86
Less Distributions:
Distributions from net investment income	(0.51)	(0.55)	(0.57)	(0.60)		(0.68)
Net Asset Value, End of Period	$8.83	$9.13	$9.07	$8.52		$8.75
Total Return [3]	2.32%	6.94%	13.53%	4.39%		10.30%

Ratios to Average Net Assets:
Net expenses [4]	1.08%	1.08%	1.08%	1.09%		1.09%
Net investment income	5.34%	5.80%	6.28%	7.10	% [2]	7.48%
Expense waiver/reimbursement [5]	0.16%	0.14%	0.13%	0.13%		0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$185,591	$211,844	$246,014	$252,905		$301,788
Portfolio turnover	34%	25%	28%	27%		31%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain (loss) per share by $0.01, and decrease the ratio of net investment income to average net assets from 7.23% to 7.10%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee will be reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2005	Ending Account Value 11/30/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,004.80	$5.33
Class B Shares	$1,000	$1,000.60	$9.28
Class C Shares	$1,000	$1,000.70	$9.28
Class F Shares	$1,000	$1,004.50	$5.43
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.75	$5.37
Class B Shares	$1,000	$1,015.79	$9.35
Class C Shares	$1,000	$1,015.79	$9.35
Class F Shares	$1,000	$1,019.65	$5.47

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.06%
Class B Shares	1.85%
Class C Shares	1.85%
Class F Shares	1.08%

Management's Discussion of Fund Performance

For the 12-month reporting period ended November 30, 2005, the fund's Class A Shares produced a total return of 2.36% based on net asset value, as compared to the 2.17% return for the fund's peer group as represented by the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB) 1 and a 2.28% return for the Lehman Brothers U.S. Credit Bond Index (LBUSCB). 2 Total returns based on net asset value for the fund's Class B Shares, Class C Shares and Class F Shares were 1.53%, 1.54% and 2.32%, respectively.

Federated Bond Fund represents an overall investment-grade bond portfolio; however, up to 35% of the fund's assets may be invested in fixed-income securities rated below investment grade. During the previous fiscal year, the fund allocated on average slightly over 25% of its portfolio to investments in non-investment grade bonds (commonly called high-yield bonds). 3 Over the 12-month reporting period ended November 30, 2005, a number of factors materially affected the performance of the fund: (a) an overall increase in interest rates in the U.S. (which caused the price of certain fund holdings to decrease); (b) the strong relative performance of the lower quality/high-yield bond sector relative to the domestic high-quality bond sector; (c) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities); and (d) specific security selection.

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges.

2 LBUSCB is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. Issues are rated at least Baa by Moody's Investors Service or BBB by Standard & Poor's, if unrated by Moody's. Collateralized Mortgage Obligations are not included. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The LBUSCB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The index is unmanaged, and is not possible to invest directly in an index. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total returns of the LBUSCB.

3 High-yield, lower rated securities generally entail greater market, credit, and liquidity risks than investment-grade securities. Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

Interest Rates

The Federal Reserve Board raised the Federal Funds Target Rate on eight consecutive occasions for a total of 2.00%. This, in combination with stronger domestic economic growth, had the effect of increasing interest rates for most points along the U.S. Treasury maturity spectrum. This overall increase in interest rates caused the value of certain fund holdings to decrease (since the value of a bond goes down as interest rates go up).

Sector

In spite of these rising rates, the fund had strong relative performance (i.e., as compared to the return of the LCDBBB), due to the fund's significant allocation to the high yield-bond sector, which outperformed the high-quality domestic bond sector. The large majority of the fund's high-yield bond exposure came from its investment in the "High Yield Bond Portfolio," an affiliated mutual fund which constitutes a diversified portfolio of high-yield bonds. The fund also benefited from the strong relative performance of the High Yield Bond Portfolio, which had a total return of 3.71%, based on net asset value, compared to a return of 3.38% for the Lehman Brothers High Yield Bond Index (LBHYB). 4 As a result of this allocation to the high-yield bond sector, the net asset value of the fund over the past fiscal year decreased less than it would have with a lesser or no allocation to high-yield bonds despite the overall rise in interest rates (which, as noted above, creates a falling price environment for fixed-income securities).

4 LBHYB is an index that includes all fixed income securities having a maximum quality rating of Ba1, minimum amount outstanding of $100 million, and at least 1 year to maturity. The LBHYB is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the fund's performance. The index is unmanaged, and is not possible to invest directly in an index. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total returns of the LBHYB.

Maturity and Yield Curve

Over the 12-month reporting period, short-term to intermediate-term interest rates rose while long-term interest rates actually fell slightly (and, as a result, the yield curve flattened, a common characteristic of a strengthening economy). Since, in general, the value of a bond decreases as interest rates increase, fund management attempted to position the fund in the parts of the "yield curve" where interest rates were rising more gradually or not at all. Fund management purchased more bonds with short- and long-term maturities and avoided intermediate-term bonds (commonly referred to as a "barbelled yield curve strategy"). This barbelled yield curve strategy worked as intended and contributed to fund performance during the previous fiscal year.

Security Selection

For the entire 12-month reporting period, overall security selection significantly added to performance, especially in a rising interest rate environment, even though a number of securities fell in prices. Detracting from fund performance were positions in General Motors and General Motors Acceptance Corporation , Deluxe Corporation and Pope and Talbot Corporation , while several positions in United Mexican States outperformed the overall corporate bond market. Most significantly however, was the fund's position in one Shopko Stores bond which experienced price appreciation of over 16.5% in addition to its interest rate (coupon payment) of 9.25%. Additionally, Shopko represented over 1% of total fund assets, making it one of the larger individual fund holdings.

GROWTH OF $10,000 INVESTMENT-CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Bond Fund (Class A Shares) (the "Fund") from October 31, 1995 to November 30, 2005, compared to the Lehman Brothers U.S. Credit Bond Index (LBUSCB) 2 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	(2.26)%
5 Years	6.46%
10 Years	5.56%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50% for Class A Shares.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSCB and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBUSCB and LCDBBB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF $10,000 INVESTMENT-CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Bond Fund (Class B Shares) (the "Fund") from October 31, 1995 to November 30, 2005, compared to the Lehman Brothers U.S. Credit Bond Index (LBUSCB) 2 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	(3.79)%
5 Years	6.27%
10 Years	5.39%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSCB and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBUSCB and the LCDBBB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF $10,000 INVESTMENT-CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Bond Fund (Class C Shares) (the "Fund") from October 31, 1995 to November 30, 2005, compared to the Lehman Brothers U.S. Credit Bond Index (LBUSCB) 2 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	(0.41)%
5 Years	6.36%
10 Years	5.12%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSCB and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBUSCB and LCDBBB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF $10,000 INVESTMENT-CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Bond Fund (Class F Shares) (the "Fund") from October 31, 1995 to November 30, 2005 compared to the Lehman Brothers U.S. Credit Bond Index (LBUSCB) 2 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2005
1 Year	0.36%
5 Years	7.20%
10 Years	5.93%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns reflect the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than three years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSCB and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBUSCB and LCDBBB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The index is unmanaged, and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
AAA	7.9%	Aaa	7.9%
AA	1.6%	Aa	4.3%
A	19.4%	A	18.7%
BBB	34.4%	Baa	31.7%
BB	10.9%	Ba	10.5%
B	16.3%	B	16.5%
CCC	2.8%	Caa	4.9%
CC	0.0%	Ca	0.1%
Not Rated by S&P 3	3.7%	Not Rated by Moody's 3	2.4%
Other Securities [4]	1.8%	Other Securities [4]	1.8%
Cash Equivalents [5]	4.1%	Cash Equivalents [5]	4.1%
Other Assets and Liabilities--Net [6]	(2.9)%	Other Assets and Liabilities--Net [6]	(2.9)%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit quality ratings in the Fund's Statement of Additional Information.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in this category. Of the portfolio's total net assets, 0.5% are fixed income securities (excluding cash equivalents) that do not have long-term, credit-quality ratings by either of these NRSROs.

4 Other Securities includes preferred stock and common stock that do not qualify for credit ratings from an NRSRO.

5 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

6 See Statement of Assets and Liabilities.

At November 30, 2005, the Fund's portfolio composition 7 was as follows:

Security Type	Percentage of Total Net Assets [2]
Corporate Debt Securities	89.7%
U.S. Treasury and Agency Securities [8]	4.4%
Municipal Securities	2.1%
Asset-Backed Securities	0.7%
Mortgage-Backed Securities [9]	0.0%
Other Security Types [10]	1.9%
Cash Equivalents [5]	4.1%
Other Assets and Liabilities--Net [6]	(2.9)%
TOTAL	100.0%

7 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

8 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

9 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

10 Other security types consist of common stock and preferred stock.

Portfolio of Investments

November 30, 2005

Principal Amount			Value
		CORPORATE BONDS--63.8%
		Basic Industry - Chemicals--0.7%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$3,619,959
4,900,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	3,844,809
		TOTAL	7,464,768
		Basic Industry - Metals & Mining--3.1%
2,770,000		Alcan, Inc., 5.75%, 6/1/2035	2,636,624
7,359,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	7,640,482
3,325,000	[1]	Codelco, Inc., Bond, 5.625%, 9/21/2035	3,217,403
3,850,000		Inco Ltd., 5.70%, 10/15/2015	3,799,792
3,610,000		Newmont Mining Corp., 5.875%, 4/1/2035	3,497,296
2,500,000		Noranda, Inc., 6.00%, 10/15/2015	2,504,755
9,750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	10,043,261
		TOTAL	33,339,613
		Basic Industry - Paper--2.2%
2,600,000		International Paper Co., 4.25%, 1/15/2009	2,515,552
6,980,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	7,729,094
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	2,251,500
5,000,000		Westvaco Corp., 7.65%, 3/15/2027	5,645,600
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	4,047,825
1,100,000		Weyerhaeuser Co., Note, 6.75%, 3/15/2012	1,157,585
		TOTAL	23,347,156
		Capital Goods - Aerospace & Defense--0.4%
3,650,000	[1]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	3,551,523
1,129,000		Raytheon Co., Note, 6.75%, 8/15/2007	1,161,662
		TOTAL	4,713,185
		Capital Goods - Building Materials--0.8%
2,700,000		CRH America, Inc., 5.30%, 10/15/2013	2,685,501
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,569,135
		TOTAL	8,254,636
		Capital Goods - Diversified Manufacturing--1.4%
2,940,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	3,292,800
2,500,000	[1]	Hutchison Whampoa International Ltd., 7.45%, 11/24/2033	2,829,925
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Diversified Manufacturing--continued
$1,350,000		Kennametal, Inc., 7.20%, 6/15/2012	$1,454,963
2,025,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	2,137,624
4,600,000	[1]	Tyco International Group SA, Note, 4.436%, 6/15/2007	4,563,246
1,000,000		Tyco International Group, Note, 5.80%, 8/1/2006	1,005,350
		TOTAL	15,283,908
		Capital Goods - Environmental--1.7%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	500,690
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	641,736
8,210,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	8,843,319
7,475,000		Waste Management, Inc., Sr. Note, 7.125%, 10/1/2007	7,760,844
		TOTAL	17,746,589
		Communications - Media & Cable--2.1%
3,000,000		Comcast Corp., 6.375%, 1/30/2006	3,008,400
900,000		Comcast Corp., 7.05%, 3/15/2033	960,849
1,200,000		Comcast Corp., 7.125%, 6/15/2013	1,303,176
570,000		Continental Cablevision, Sr. Note, 8.30%, 5/15/2006	578,755
4,630,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	4,476,705
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	4,876,007
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	6,865,552
		TOTAL	22,069,444
		Communications - Media Noncable--2.7%
615,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	672,545
5,100,000		British Sky Broadcasting Group PLC, Unsecd. Note, 7.30%, 10/15/2006	5,198,277
5,000,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	5,046,365
4,615,000		New York Times Co., 4.50%, 3/15/2010	4,483,888
3,695,000		New York Times Co., 5.00%, 3/15/2015	3,530,536
4,100,000		Reed Elsevier, Inc., 4.625%, 6/15/2012	3,945,635
6,040,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	6,090,132
		TOTAL	28,967,378
		Communications - Telecom Wireless--1.2%
7,765,000		AT&T Wireless Services, Inc., Sr. Note, 7.35%, 3/1/2006	7,815,550
1,900,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	2,493,655
1,860,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	2,159,162
		TOTAL	12,468,367
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--4.4%
$3,810,000		BellSouth Corp., 5.20%, 9/15/2014	$3,763,899
3,870,000		CenturyTel, Inc., 8.375%, 10/15/2010	4,294,616
7,675,000		Citizens Communications Co., 9.00%, 8/15/2031	7,713,375
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	2,964,060
4,940,000	[1]	KT Corp., Note, 5.875%, 6/24/2014	5,073,825
3,870,000		SBC Communications, Inc., 5.10%, 9/15/2014	3,770,077
7,690,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	7,749,674
7,050,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	6,922,395
4,931,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	5,359,159
		TOTAL	47,611,080
		Consumer Cyclical - Automotive--2.1%
2,000,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,081,040
1,350,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	958,500
10,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	9,712,750
3,250,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	2,939,843
6,680,000		General Motors Corp., Note, 8.375%, 7/15/2033	4,542,400
2,100,000		General Motors Corp., Note, 9.45%, 11/1/2011	1,963,500
		TOTAL	22,198,033
		Consumer Cyclical - Entertainment--1.0%
1,020,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	1,157,730
6,000,000		Carnival Corp., 3.75%, 11/15/2007	5,872,740
4,020,000		International Speedway Corp., 4.20%, 4/15/2009	3,904,521
100,000		Time Warner, Inc., Company Guarantee, 6.625%, 5/15/2029	101,902
		TOTAL	11,036,893
		Consumer Cyclical - Retailers--2.2%
3,150,000		CVS Corp., 5.625%, 3/15/2006	3,158,379
2,350,003	[1]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	2,280,948
4,200,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	3,895,500
10,147,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	12,151,033
1,710,000		Wal-Mart Stores, Inc., 5.25%, 9/1/2035	1,620,003
		TOTAL	23,105,863
		Consumer Cyclical - Services--0.8%
7,475,000		Boston University, 7.625%, 7/15/2097	8,859,093
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--0.7%
$4,500,000		Kellogg Co., 7.45%, 4/1/2031	5,492,115
2,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	2,041,460
		TOTAL	7,533,575
		Consumer Non-Cyclical Healthcare--0.9%
2,200,000		Anthem, Inc., 6.80%, 8/1/2012	2,396,350
2,040,000	[1]	Medtronic, Inc., Note, 4.375%, 9/15/2010	1,994,651
3,360,000	[1]	Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015	3,351,365
1,660,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,604,988
		TOTAL	9,347,354
		Consumer Non-Cyclical Pharmaceuticals--0.8%
3,660,000		Genentech, Inc., Note, 4.75%, 7/15/2015	3,563,705
1,920,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	2,144,640
3,170,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	3,183,758
		TOTAL	8,892,103
		Consumer Non-Cyclical Supermarkets--0.3%
3,480,000		Kroger Co., 7.50%, 4/1/2031	3,644,138
		Consumer Non-Cyclical Tobacco--0.4%
1,375,000		Altria Group, Inc., 5.625%, 11/4/2008	1,395,199
2,500,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	2,506,425
		TOTAL	3,901,624
		Energy - Independent--1.8%
2,250,000		Anadarko Petroleum Corp., Unsecd. Note, 7.00%, 10/15/2006	2,292,773
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	451,416
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	5,772,612
2,250,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	2,276,033
3,450,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	3,993,375
4,768,000	[1]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	4,599,165
		TOTAL	19,385,374
		Energy - Integrated--2.1%
4,100,000		Conoco, Inc., 7.25%, 10/15/2031	5,082,442
3,000,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	3,234,900
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	514,449
5,350,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	5,449,457
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Integrated--continued
$4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	$4,247,961
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	243,437
4,150,000	[1]	Statoil ASA, 5.125%, 4/30/2014	4,167,181
		TOTAL	22,939,827
		Energy - Oil Field Services--0.0%
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	247,934
		Energy - Refining--0.3%
2,250,000		Valero Energy Corp., 7.50%, 4/15/2032	2,678,634
		Financial Institution - Banking--8.6%
4,750,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	4,864,047
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,066,484
6,175,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	6,380,627
2,459,000		Colonial BancGroup, Inc., Unsecd. Note, 9.375%, 6/1/2011	2,879,796
5,350,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	5,839,258
5,740,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	5,742,635
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	6,050,640
2,200,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,167,660
2,770,000		HSBC Finance Corp., 5.00%, 6/30/2015	2,675,488
1,800,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	1,818,090
3,500,000		Hudson United Bancorp, 7.00%, 5/15/2012	3,822,984
870,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,086,517
1,400,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	1,377,712
5,000,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	4,887,550
1,530,000		PNC Financial Services Group, Company Guarantee, 8.625%, 12/31/2026	1,648,116
10,511,111	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	12,176,386
3,870,000	[1]	Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,784,632
3,800,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	3,893,214
5,810,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	5,729,996
5,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	4,843,500
3,440,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	3,351,454
500,000		Washington Mutual Bank, 5.125%, 1/15/2015	485,940
2,400,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	2,598,624
		TOTAL	92,171,350
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--2.8%
$8,140,000		Amvescap PLC, Note, 4.50%, 12/15/2009	$7,924,046
4,255,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	5,258,967
1,000,000		Franklin Resources, Inc., 3.70%, 4/15/2008	973,100
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,977,053
190,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	205,048
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,146,998
185,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	185,696
1,020,000		Nuveen Investments, 5.00%, 9/15/2010	1,002,476
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	997,132
5,750,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	5,768,860
2,487,513	[1]	World Financial, Pass Thru Cert., Series 96 WFP, 6.91%, 9/1/2013	2,621,415
		TOTAL	30,060,791
		Financial Institution - Finance Noncaptive--2.7%
5,000,000	[1]	American International Group, Inc., 4.70%, 10/1/2010	4,912,750
4,295,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	4,195,442
4,050,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	4,247,373
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	124,984
3,100,000		International Lease Finance Corp., 4.875%, 9/1/2010	3,059,049
8,790,000		SLM Corp., Floating Rate Note, 4.994%, 12/15/2014	8,684,784
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,972,313
		TOTAL	29,196,695
		Financial Institution - Insurance - Life--2.9%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,595,955
2,950,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	3,119,802
7,800,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	8,351,694
4,000,000	[1]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	4,433,600
6,500,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	6,548,295
525,000		Transamerica Corp., Note, 6.75%, 11/15/2006	532,985
3,950,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	4,438,931
		TOTAL	31,021,262
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--2.0%
$3,900,000	[1]	Liberty Mutual Insurance Co., Sub. Note, 8.20%, 5/4/2007	$4,033,458
7,300,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	7,148,160
3,000,000	[1]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	2,990,130
25,000		Progressive Corp., OH, Unsecd. Note, 7.30%, 6/1/2006	25,305
265,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	265,066
1,000,000	[1]	USF&G Corp., 8.312%, 7/1/2046	1,179,413
5,750,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	6,145,267
		TOTAL	21,786,799
		Financial Institution - REITs--0.6%
6,200,000		EOP Operating LP, 8.375%, 3/15/2006	6,263,984
185,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	195,765
430,000		Simon Property Group, Inc., 6.35%, 8/28/2012	449,931
		TOTAL	6,909,680
		Foreign-Local-Govt.--0.8%
7,900,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	8,359,780
		Municipal Services--0.2%
1,825,000	[1]	Army Hawaii Family Housing, 5.524%, 6/15/2050	1,836,470
		Sovereign--1.4%
3,500,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	4,186,665
6,500,000		United Mexican States, 6.625%, 3/3/2015	7,039,500
3,600,000		United Mexican States, 7.50%, 4/8/2033	4,226,400
		TOTAL	15,452,565
		Technology--1.5%
1,100,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,285,438
8,300,000		Deluxe Corp., 5.125%, 10/1/2014	6,820,940
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,245,439
6,000,000		Unisys Corp., 8.125%, 6/1/2006	6,180,000
		TOTAL	15,531,817
		Transportation - Airlines--0.2%
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,211,936
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--1.7%
$1,200,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	$1,170,480
2,616,276		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	3,026,404
6,350,000		Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006	6,570,535
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,786,772
4,280,000		Union Pacific Corp., 4.875%, 1/15/2015	4,164,312
		TOTAL	18,718,503
		Transportation - Services--0.7%
7,300,000		FedEx Corp., Note, 2.65%, 4/1/2007	7,096,476
		Utility - Electric--3.3%
3,737,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	3,762,561
55,000		Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/2007	56,550
2,390,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	2,317,511
2,000,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	1,921,180
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	5,544,341
2,900,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	3,289,180
3,900,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	4,475,952
1,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	1,107,290
1,410,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,429,782
2,925,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	2,798,874
4,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	3,903,040
2,750,000		Scottish Power PLC, 4.91%, 3/15/2010	2,729,045
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	1,884,098
		TOTAL	35,219,404
		Utility - Natural Gas Pipelines--0.3%
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,112,494
		TOTAL CORPORATE BONDS (IDENTIFIED COST $680,092,583)	683,722,591
		CORPORATE NOTES--0.4%
		Communications - Telecom Wirelines--0.4%
4,595,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $4,593,136)	4,510,360
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--0.0%
$18,997		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	$19,193
23,433		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	23,675
5,771		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	5,830
11,472		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	11,809
33,988		Federal Home Loan Mortgage Corp., Pool G10493, 6.00%, 4/1/2011	34,695
19,370		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	21,022
24,325		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	25,668
12,983		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	13,598
23,010		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	23,751
22,235		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	23,275
76,315		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	78,647
57,379		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	59,132
18,926		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	20,087
7,652		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	8,066
30,751		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	32,767
21,074		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	22,956
17,902		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	18,915
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $427,783)	443,086
		MUNICIPALS--2.1%
3,000,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	3,136,320
6,050,000		Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018	6,236,582
3,090,000		McKeesport, PA, Taxable G.O. Series B 1997, 7.30% Bonds (MBIA Insurance Corp. INS), 3/1/2020	3,256,489
4,675,000		Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015	4,823,665
2,200,000		Southeastern, PA Transportation Authority, (Series B), 8.75% Bonds (FGIC GTD), 3/1/2020	2,218,172
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (MBIA Insurance Corp. GTD), 10/1/2026	2,637,544
		TOTAL MUNICIPALS (IDENTIFIED COST $21,683,430)	22,308,772
Principal Amount or Shares			Value
		GOVERNMENTS/AGENCIES--0.4%
		Sovereign--0.4%
$3,600,000		United Mexican States, Note, 9.875%, 2/1/2010 (IDENTIFIED COST $4,306,500)	$4,253,400
		COMMON STOCKS--0.0% [2]
		Finance--0.0%
10,585		Arcadia Financial Ltd., Warrants	0
		Utility - Electric--0.0%
1,761		NRG Energy, Inc.	76,903
		TOTAL COMMON STOCKS (IDENTIFIED COST $38,566)	76,903
		PREFERRED STOCKS--1.7%
		Financial Institution - Banking--0.7%
142,000		Citigroup, Inc., Cumulative Pfd., Series F, $3.18 Annual Dividend	7,227,800
		Financial Institution - Brokerage--0.6%
130,000		Lehman Brothers Holdings, Inc., Pfd., $2.84 Annual Dividend	6,012,500
		Financial Institution - REITs--0.4%
80,000		Prologis, Cumulative REIT Perpetual Pfd. Stock, Series C, $4.27 Annual Dividend	4,400,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $16,007,452)	17,640,300
		ASSET-BACKED SECURITIES--0.1%
		Home Equity Loan--0.1%
$1,041,769	[1]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	1,041,769
		Structured Product (Abs)--0.0%
544,626		Green Tree Financial Corp. 1992-2, Class B, 9.15%, 1/15/2018	432,678
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,607,692)	1,474,447
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
		Commercial Mortgage--0.0%
325,000		Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030	332,462
		Non-Agency Mortgage--0.0%
103,950	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 5.6988%, 1/28/2027	82,120
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $424,406)	414,582
Principal Amount or Shares			Value
		U.S. TREASURY--4.0%
$2,900,000		United States Treasury Note, 3.875%, 7/15/2010	$2,833,199
25,000,000		United States Treasury Note, 4.125%, 8/15/2010	24,673,240
15,000,000		United States Treasury Note, 4.375%, 8/15/2012	14,907,944
		TOTAL U.S. TREASURY (IDENTIFIED COST $42,412,230)	42,414,383
		MUTUAL FUNDS--25.3% [3]
19,724		Federated Mortgage Core Portfolio	194,672
40,511,676		High Yield Bond Portfolio	271,023,109
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $342,443,855)	271,217,781
		REPURCHASE AGREEMENT--3.8%
$40,934,000		Interest in $3,275,000,000 joint repurchase agreement 4.04%, dated 11/30/2005 under which Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of 7/1/2035 for $3,275,367,528 on 12/1/2005. The market value of the underlying security at the end of the period was $3,340,500,000 (AT AMORTIZED COST)	40,934,000
		TOTAL INVESTMENTS--101.6% (IDENTIFIED COST $1,154,971,633) [4]	1,089,410,605
		OTHER ASSETS AND LIABILITIES - NET--(1.6)%	(16,952,414)
		TOTAL NET ASSETS--100%	$1,072,458,191

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $117,494,625 which represents 11.0% of total net assets.

2 Non-income producing security.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $1,162,792,584.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.

The following acronyms are used throughout this portfolio:

FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
REITs	--Real Estate Investment Trusts
SA	--Support Agreement

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2005

Assets:
Total investments in securities, at value including $271,217,781 of investments in affiliated issuers (Note 5) (identified cost $1,154,971,633)		$1,089,410,605
Cash		1,042
Income receivable		12,608,326
Receivable for investments sold		43,012
Receivable for shares sold		909,729
TOTAL ASSETS		1,102,972,714
Liabilities:
Payable for investments purchased	$26,000,000
Payable for shares redeemed	2,524,843
Income distribution payable	1,108,420
Payable for distribution services fee (Note 5)	276,208
Payable for shareholder services fee (Note 5)	199,577
Accrued expenses	405,475
TOTAL LIABILITIES		30,514,523
Net assets for 121,789,219 shares outstanding		$1,072,458,191
Net Assets Consist of:
Paid-in capital		$1,188,079,993
Net unrealized depreciation of investments		(65,561,028)
Accumulated net realized loss on investments		(48,973,590)
Distributions in excess of net investment income		(1,087,184)
TOTAL NET ASSETS		$1,072,458,191

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($442,293,990 ÷ 50,337,542 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.79
Offering price per share (100/95.50 of $8.79) [1]	$9.20
Redemption proceeds per share	$8.79
Class B Shares:
Net asset value per share ($353,857,556 ÷ 40,138,420 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.82
Offering price per share	$8.82
Redemption proceeds per share (94.50/100 of $8.82) [1]	$8.33
Class C Shares:
Net asset value per share ($90,715,925 ÷ 10,287,387 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.82
Offering price per share (100/99.00 of $8.82) [1]	$8.91
Redemption proceeds per share (99.00/100 of $8.82) [1]	$8.73
Class F Shares:
Net asset value per share ($185,590,720 ÷ 21,025,870 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.83
Offering price per share (100/99.00 of $8.83) [1]	$8.92
Redemption proceeds per share (99.00/100 of $8.83) [1]	$8.74

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2005

Investment Income:
Dividends (including $24,978,783 received from affiliated issuers (Note 5))			$26,140,946
Interest			44,950,636
TOTAL INCOME			71,091,582
Expenses:
Investment adviser fee (Note 5)		$8,295,192
Administrative personnel and services fee (Note 5)		885,659
Custodian fees		49,215
Transfer and dividend disbursing agent fees and expenses		1,277,430
Directors'/Trustees' fees		18,919
Auditing fees		26,337
Legal fees		8,858
Portfolio accounting fees		174,598
Distribution services fee--Class B Shares (Note 5)		2,926,501
Distribution services fee--Class C Shares (Note 5)		690,910
Shareholder services fee--Class A Shares (Note 5)		1,041,496
Shareholder services fee--Class B Shares (Note 5)		975,500
Shareholder services fee--Class C Shares (Note 5)		229,587
Shareholder services fee--Class F Shares (Note 5)		494,409
Share registration costs		90,927
Printing and postage		62,603
Insurance premiums		31,356
Taxes		106,428
Miscellaneous		15,628
TOTAL EXPENSES		17,401,553
Waivers (Note 5):
Waiver of investment adviser fee	$(1,545,225)
Waiver of administrative personnel and services fee	(42,867)
Waiver of shareholder services fee--Class A Shares	(198,526)
Waiver of shareholder services fee--Class F Shares	(29,305)
TOTAL WAIVERS		(1,815,923)
Net expenses			15,585,630
Net investment income			55,505,952
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $4,852,169 on sales of investments in affiliated issuers)			7,603,681
Net change in unrealized depreciation of investments			(41,814,709)
Net realized and unrealized loss on investments			(34,211,028)
Change in net assets resulting from operations			$21,294,924

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$55,505,952	$63,022,943
Net realized gain on investments	7,603,681	16,027,214
Net change in unrealized appreciation/depreciation of investments	(41,814,709)	(7,391,363)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,294,924	71,658,794
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(23,973,426)	(24,151,109)
Class B Shares	(18,900,282)	(23,480,781)
Class C Shares	(4,490,037)	(4,749,168)
Class F Shares	(11,330,881)	(13,628,437)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(58,694,626)	(66,009,495)
Share Transactions:
Proceeds from sale of shares	242,578,943	258,160,096
Net asset value of shares issued to shareholders in payment of distributions declared	42,765,179	45,039,109
Cost of shares redeemed	(289,392,373)	(390,340,130)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,048,251)	(87,140,925)
Change in net assets	(41,447,953)	(81,491,626)
Net Assets:
Beginning of period	1,113,906,144	1,195,397,770
End of period (including distributions in excess of net investment income of $(1,087,184) and $(1,759,611), respectively)	$1,072,458,191	$1,113,906,144

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2005

1. ORGANIZATION

Federated Investment Series Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the "Fund"). The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income as is consistent with the preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Federated Core Trust, (the "Core Trust") which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower-rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payments of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2005, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2005		2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,009,559	$144,314,952	15,125,828	$137,772,114
Shares issued to shareholders in payment of distributions declared	2,098,433	18,858,769	2,006,422	18,214,975
Shares redeemed	(11,264,314)	(101,441,392)	(15,397,079)	(139,082,263)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,843,678	$61,732,329	1,735,171	$16,904,826

Year Ended November 30	2005		2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	4,055,085	$36,771,299	5,375,388	$49,092,340
Shares issued to shareholders in payment of distributions declared	1,452,760	13,105,792	1,632,144	14,866,165
Shares redeemed	(11,123,212)	(100,593,140)	(14,218,891)	(129,466,103)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(5,615,367)	$(50,716,049)	(7,211,359)	$(65,507,598)

Year Ended November 30	2005		2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,766,039	$25,078,650	2,353,553	$21,504,243
Shares issued to shareholders in payment of distributions declared	278,619	2,513,582	271,182	2,471,014
Shares redeemed	(2,549,604)	(23,018,731)	(2,969,334)	(26,964,768)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	495,054	$4,573,501	(344,599)	$(2,989,511)

Year Ended November 30	2005		2004
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	4,009,830	$36,414,042	5,423,184	$49,791,399
Shares issued to shareholders in payment of distributions declared	917,386	8,287,036	1,040,339	9,486,955
Shares redeemed	(7,101,756)	(64,339,110)	(10,374,379)	(94,826,996)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(2,174,540)	$(19,638,032)	(3,910,856)	$(35,548,642)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(451,175)	$(4,048,251)	(9,731,643)	$(87,140,925)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization of debt securities.

For the year ended November 30, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Losses
$(2,491)	$3,861,101	$(3,858,610)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2005 and 2004, was as follows:

	2005	2004
Ordinary income [1]	$58,694,626	$66,009,495

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,747,360
Net unrealized depreciation	$73,381,979
Capital loss carryforward	$(41,134,568)

At November 30, 2005, the cost of investments for federal tax purposes was $1,162,792,584. The net unrealized depreciation of investments for federal tax purposes was $73,381,979. This consist of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,025,859 and net unrealized depreciation from investments for those securities having an excess of cost over value of $101,407,838.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, defaulted interest and discount accretion/premium amortization on debt securities.

At November 30, 2005, the Fund had a capital loss carryforward of $(41,134,568) which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$(20,569,670)
2008	$ (2,000,841)
2010	$(15,739,984)
2011	$ (2,824,073)

The Fund used capital loss carryforwards of $(6,206,403) to offset taxable capital gains realized during the year ended November 30, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the Adviser voluntarily waived $1,545,225 of its fee.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee will be reduced to 0.5557% effective January 1, 2006 and may not be increased until after December 31, 2010.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2005, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the year ended November 30, 2005, Class A Shares did not incur any distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying financial intermediaries directly, the Fund may pay fees to FSC and FSC will use the fees to compensate financial intermediaries. For the year ended November 30, 2005, FSC retained $132,724 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2005, FSC retained $222,278 in sales charges from the sale of Class A Shares. FSC also retained $420 of contingent deferred sales charges relating to redemptions of Class A Shares, $11,343 relating to redemptions of Class C Shares and $11,016 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Services Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated Investors, Inc., for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended November 30, 2005, FSSC voluntarily waived $227,831 of its fee. For the year ended November 30, 2005, FSSC retained $6,989 of fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliates

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. Transactions with affiliated companies during the year ended November 30, 2005 are as follows:

Affiliates	Purchase Cost	Sales Proceeds	Dividend Income	Value
Federated Mortgage Core Portfolio	$ 9,798	$ --	$ 9,863	$ 194,672
High Yield Bond Portfolio	34,744,554	121,943,000	24,968,920	271,023,109
TOTAL OF AFFILIATED TRANSACTIONS	$34,754,352	$121,943,000	$24,978,783	$271,217,781

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2005, were as follows:

Purchases	$267,620,569
Sales	$269,359,202

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2005, 1.61% of total income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2005, 1.59% qualify for the dividend received deduction available to corporate shareholders.

9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On May 20, 2005, the Fund's Directors, upon the recommendation of the Audit Committee, appointed Ernst &Young LLP (E&Y) as the Fund's independent registered public accounting firm. The Fund's previous independent registered public accounting firm, Deloitte & Touche LLP (D&T) declined to stand for re-election. The previous reports issued by D&T on the Fund's financial statements for the fiscal years ended November 30, 2003 and November 30, 2004, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

As indicated above, the Fund has appointed E&Y as the independent registered public accounting firm to audit the Fund's financial statements for the fiscal year ended November 30, 2005. During the Fund's fiscal years ended November 30, 2003 and November 30, 2004, and the interim period commencing December 1, 2004 and ending May 20, 2005, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED INVESTMENT SERIES FUNDS, INC. AND SHAREHOLDERS OF FEDERATED BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Bond Fund (the "Fund") as of November 30, 2005, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2004 and the financial highlights for each of the four years in the period then ended were audited by another Independent Registered Public Accounting Firm whose report, dated January 21, 2005, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bond Fund at November 30, 2005, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 13, 2006

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Corporation comprised one portfolio, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1992	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: May 1992	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1992	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: October 1995	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: May 1992	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: May 1992	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing communications and technology).

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1992	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1992	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Anderson & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1992	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1993. He is Vice President of the Corporation Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund nevertheless remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400

29747 (1/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy,
Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                        Fiscal year ended 2005 - $19,895

                        Fiscal year ended 2004 - $24,596

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                         Fiscal year ended 2004 - $4,911

                  Transfer Agent Service Auditors Report.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,509 and $86,706
      respectively. Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.
      Fiscal year ended 2004-

      Attestation services relating to the review of fund share transactions and
      Transfer Agent Service Auditors Report.

 (c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $65,000
      respectively. Analysis regarding the realignment of advisory companies.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $9,412 and $135,334
      respectively. Fiscal year ended 2005- Executive compensation analysis.
      Fiscal year ended 2004- Discussions with auditors related to market timing and late trading activities, executive compensation analysis and consultation regarding information request by regulatory agencies.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with
                  or overseen by another investment adviser), and any
                  entity controlling, controlled by, or under common
                  control with the investment adviser that provides ongoing
                  services to the registrant  at the time of the engagement
                  to be non-audit services; and
(3)               Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $71,493

            Fiscal year ended 2004 - $392,039

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Investment Series Funds, Inc.

By          /S/ Richard A. Novak
            Name:  Richard A. Novak
            Title:  Principal Financial Officer
            (insert name and title)

Date        January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            Name:  J. Christopher Donahue
            Title:  Principal Executive Officer
Date        January 24, 2006

By          /S/ Richard A. Novak
            Name:  Richard A. Novak
            Title:  Principal Financial Officer
Date        January 24, 2006